UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2001

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Pengra Capital Management, Inc.
Address: 601 Union St., Suite 5530
         Seattle, WA  98101

Form 13F File Number:  28-(First Filing)

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Molly E. Pengra
Title:  President
Phone:  206-628-0891

Signature, Place, and Date of Signing:

Molly E. Pengra    Seattle, Washington      July 30, 2001
  [Signature]         [City, State]             [Date]

Report Type (Check only one.):

[x] 13F HOLDING REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers: 0 (zero)

Form 13F Information Table Entry Total:  18

Form 13F Information Table Value Total (x $1000):  66476

FORM 13F INFORMATION TABLE

NAME OF ISSUER                TITLE OF CUSIP      VALUE     SHRS OR SH  PUT   INVESTMENT   OTHER         VOTING
                              CLASS               (x $1000) PRN AMT /PRN/CALL DISCRETION MANAGERS       AUTHORITY
                                                                                           NONE      SOLE  SHRD NONE
---------------------------  -------- --------- ----------------------------------------------------------------------
APPLIED MATERIALS INC         COM      038222105        5429  124800 SH  N/A   SOLE                   1800  0   123000
CIENA CORP                    COM      171779101        1420   34000 SH  N/A   SOLE                      0  0    34000
CISCO SYSTEMS                 COM      17275R102        3663  231648 SH  N/A   SOLE                   1000  0   230648
CORNING INCORPORATED          COM      219350105         912   44100 SH  N/A   SOLE                      0  0    44100
COX COMMUNICATIONS INC.       CL A     224044107       14668  329700 SH  N/A   SOLE                   1500  0   328200
DELL COMPUTER CORP.           COM      247025109        1176   45800 SH  N/A   SOLE                      0  0    45800
EMC CORP MASS                 COM      268648102         735   25000 SH  N/A   SOLE                      0  0    25000
FLEXTRONICS INTL LTD          ORD      Y2573F102        2747  183100 SH  N/A   SOLE                   2000  0   181100
GENERAL ELECTRIC              COM      369604103        9996  238800 SH  N/A   SOLE                   1500  0   237300
THE GOLDMAN SACHS GROUP       COM      38141G104       10348  121600 SH  N/A   SOLE                    400  0   121200
LINEAR TECHNOLOGY             COM      535678106        6307  153600 SH  N/A   SOLE                   1500  0   152100
NEXTEL COMMUNICATIONS INC.    CL A     65332V103        3947  274600 SH  N/A   SOLE                      0  0   274600
NOKIA CORP                    SPND ADR 654902204        1073   44700 SH  N/A   SOLE                   1000  0    43700
PARAMETRIC TECHNOLOGY CORP    COM      699173100         589   65000 SH  N/A   SOLE                      0  0    65000
SANMINA CORP                  COM      800907107         783   40000 SH  N/A   SOLE                      0  0    40000
T ROWE PRICE ASSOCIATES       COM      74144T108         344   11000 SH  N/A   SOLE                      0  0    11000
VIACOM CL B                   CL B     925524308        1145   26040 SH  N/A   SOLE                      0  0    26040
XILINX INC                    COM      983919101        1194   34000 SH  N/A   SOLE                   1000  0    33000